Employee Benefit Plans and Postretirement Benefits - Changes in Level 3 Plan Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Beginning plan assets	$ 2,793
Ending plan assets	2,585	$ 2,793
Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning plan assets	125
Ending plan assets	133	125
Other types of investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning plan assets	1,035
Ending plan assets	678	1,035
Other types of investments [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning plan assets	125
Ending plan assets	133	125
Other types of investments [Member] | Insurance contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning plan assets	125
Ending plan assets	133	125
Other types of investments [Member] | Insurance contracts [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning plan assets	125	33
Actual return on plan assets relating to assets still held at reporting date	2	6
Purchases	7	105
Settlements	(6)	(3)
Transfers in and/or out of level 3	6
Currency impact	(1)	(16)
Ending plan assets	$ 133	$ 125